Document and Entity Information	Nov. 05, 2019
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	ARCONIC INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-03610
Entity Tax Identification Number	25-0317820
Entity Address, Address Line One	201 Isabella Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	412
Local Phone Number	553-1940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000004281
New York Stock Exchange [Member] | Common Stock, par value $1.00 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	ARNC
Security Exchange Name	NYSE
NYSE American LLC [Member] | $3.75 Cumulative Preferred Stock, par value $100 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	$3.75 Cumulative Preferred Stock, par value $100 per share
Trading Symbol	ARNC PR
Security Exchange Name	NYSEAMER